Loans receivable, net (Schedule of Allocation and Movement of Convertible Loan) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 22, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2016 CNY (¥)
Loans receivable, net
Initial investment amount					¥ 73,330
Recognition of interest income		$ 1,504	¥ 10,439	¥ 7,145
Repayment of convertible loan		$ (26,790)	(186,000)
Convertible loan
Loans receivable, net
Initial investment amount	¥ 558,000
Allocation to the Call Option	(16,000)
Balance at beginning of period			549,145
Recognition of interest income	¥ 7,145		8,855
Repayment of convertible loan			(186,000)
Conversion to equity interest in Babytree			¥ (372,000)
Balance at end of period				¥ 549,145